Long-Term Debt - Future Minimum Aggregate Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
2022	$ 5,114
2023	2,133
2024	823
Total	$ 8,070	$ 8,003